Cash and Investment Held in Trust Account (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Assets
Marketable securities held in Trust Account	$ 119,416,545	$ 117,806,478
Quoted Prices in Active Markets (Level 1) [Member]
Assets
Marketable securities held in Trust Account	119,416,545	117,806,478
Significant Other Observable Inputs (Level 2) [Member]
Assets
Marketable securities held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Marketable securities held in Trust Account